Consolidated Statements of Cash Flows - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
OPERATING ACTIVITIES
Net income (loss)	[1]	$ (34,328,000)	$ 58,667,000	$ 53,876,000
Adjustments to reconcile net income to cash provided by operating activities:
Depreciation		110,902,000	107,419,000	99,559,000
Impairment		49,649,000		29,421,000
Amortization of contract intangibles / liabilities		(651,000)	(1,442,000)	(912,000)
Amortization of deferred revenue		(467,000)
Amortization of deferred debt issuance cost		2,503,000	2,692,000	3,519,000
Drydocking expenditure		(19,375,000)	(17,614,000)	(4,235,000)
Income tax expense		(4,595,000)	875,000	488,000
Income taxes paid		(665,000)	(422,000)	(83,000)
Unrealized (gain) loss on derivative instruments		9,200,000	(38,490,000)	(20,054,000)
Unrealized (gain) loss on foreign currency transactions		67,000	49,000	13,000
Changes in operating assets and liabilities:
Decrease (increase) in amounts due from related parties		1,650,000	723,000	3,058,000
Decrease (increase) in inventories		2,139,000	(2,163,000)	(653,000)
Decrease (increase) in other current assets		6,735,000	(9,689,000)	(117,000)
Decrease (increase) in accrued revenue			1,450,000	1,418,000
Increase (decrease) in trade accounts payable		5,867,000	251,000	18,000
Increase (decrease) in accrued expenses		4,125,000	3,528,000	1,048,000
Increase (decrease) prepaid charter		(1,504,000)	(4,682,000)	763,000
Increase (decrease) in amounts due to related parties		389,000	(210,000)	(716,000)
Net cash provided by operating activities		131,641,000	100,942,000	166,411,000
INVESTING ACTIVITIES
(additions) to vessel and equipment		(2,779,000)	(3,309,000)	(11,536,000)
Acquisition of Synnve Knutsen (net of cash acquired)			(32,205,000)
Net cash used in investing activities		(2,779,000)	(35,514,000)	(11,536,000)
FINANCING ACTIVITIES
Proceeds from long-term debt		250,000,000	167,000,000	444,300,000
Repayment of long-term debt		(349,642,000)	(166,609,000)	(505,822,000)
Payment of debt issuance cost		(2,461,000)	(889,000)	(5,215,000)
Cash distributions		(10,407,000)	(79,470,000)	(79,386,000)
Net cash used in financing activities		(112,510,000)	(79,968,000)	(145,147,000)
Effect of exchange rate changes on cash		(10,000)	(174,000)	(18,000)
Net increase (decrease) in cash and cash equivalents		16,342,000	(14,714,000)	9,710,000
Cash and cash equivalents at the beginning of the period		47,579,000	62,293,000	52,583,000
Cash and cash equivalents at the end of the period		$ 63,921,000	$ 47,579,000	62,293,000
Limited Partner
FINANCING ACTIVITIES
Net proceeds from issuance of stock				525,000
General Partner units
FINANCING ACTIVITIES
Net proceeds from issuance of stock				$ 451,000

[1]	Included in net income is interest paid amounting to $69.3 million, $37.3 million and $25.1 million for the years ended December 31, 2023, 2022 and 2021, respectively.